BORROWINGS - Credit Facilities and Commercial Paper (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Commercial paper
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 431	$ 183